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                               ING INVESTORS TRUST
                ING Pioneer Mid Cap Value Portfolio ("Portfolio")

                         Supplement dated July 19, 2006
                   to the Adviser Class, Institutional Class,
                 Service Class and Service 2 Class Prospectuses
                            each dated April 28, 2006

     Effective May 2006, Timothy Horan replaced Sean Gavin as portfolio manager to the Portfolio.

     1. All references to Sean Gavin as portfolio manager to the Portfolio are hereby deleted and replaced with Timothy Horan.

     2. The second paragraph under the section entitled "Description of the Portfolios - More on the Sub-Adviser" on page 82, 87, 86 and 89 of the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, respectively, is hereby deleted in its entirety and replaced with the following:

     The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME               POSITION AND RECENT BUSINESS EXPERIENCE
----               ---------------------------------------
Timothy Horan      Mr. Horan, portfolio manager, has managed the Portfolio since
                   May 2006. He joined Pioneer in 2005 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Horan was employed as an analyst at Boston Partners from 2004 to 2005 and at State
                   Street Research from 1998 to 2004.

J. Rodman Wright   Mr. Wright, portfolio manager and Senior Vice President, has managed the Portfolio since April 2005. He joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING INVESTORS TRUST
                ING Pioneer Mid Cap Value Portfolio ("Portfolio")

                         Supplement dated July 19, 2006
    to the Adviser Class Statement of Additional Information ("SAI") and the
          Institutional Class, Service Class and Service 2 Class SAI
                            each dated April 28, 2006

          Effective May 2006, Timothy Horan replaced Sean Gavin as portfolio manager to the Portfolio.

          1. All references to Sean Gavin as portfolio manager to the Portfolio are hereby deleted and replaced with Timothy Horan.

          2. The tables and language in the sub-sections entitled "ING Pioneer Mid Cap Value Portfolio - Other Managed Accounts" and "Portfolio Manager Ownership of Securities" under the section entitled, "Other Information About Portfolio Managers" on pages 174 and 176 of the Adviser Class SAI and on pages 179 and 181 of the Institutional Class, Service Class and Service 2 Class SAI are deleted in their entirety and replaced with the following:

     OTHER MANAGED ACCOUNTS

          The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT              OTHER POOLED
                            COMPANIES                 INVESTMENT VEHICLES           OTHER ACCOUNTS
                   --------------------------     --------------------------   ------------------------
    PORTFOLIO      NUMBER OF                      NUMBER OF                    NUMBER OF
     MANAGER        ACCOUNTS    TOTAL ASSETS       ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
----------------   ---------   --------------     ---------   --------------   ---------   ------------
Timothy Horan*         5       $6,233,302,000**       1       $1,212,362,000       2        $41,154,000

J. Rodman Wright       5       $7,787,284,000***      2       $1,277,845,000       3        $65,232,000

*    As of March 31, 2006.

** 1 of these accounts with assets of $2,913,172,000 receives a performance-based fee.

*** 2 of these accounts with assets of $7,334,938,000 receives a performance-based fee.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

          The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

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                    DOLLAR RANGE OF
PORTFOLIO MANAGER   FUND SHARES OWNED
-----------------   -----------------
Timothy Horan*      None
J. Rodman Wright    None

*    As of March 31, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE